                          UNITED STATES SECURITIES AND
                               EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [_]; Amendment Number: _________
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Spinnaker Capital Limited
Address:   53 Grosvenor Street
           London W1K 3HU England

Form 13F File Number: 28-12863

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Alexis Habib
Title:   Director
Phone:   +44 20 7903 2900

Signature, Place, and Date of Signing:


/s/ Alexis Habib   London, England, United Kingdom   May 15, 2008
----------------   -------------------------------   ------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     NONE

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1
Form 13F Information Table Entry Total: 20
Form 13F Information Table Value Total: $169,183
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----------------------------------------
1           28-12864         Spinnaker Asset Management - SAM Limited

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
                                                                      Share Number and Type
                                                         Value   ------------------------------
                                                        (U.S.$   No. of Shares / Principal      Investment   Other    Voting
Name of Issuer               Title of Class   CUSIP   thousands)           Amount          Type Discretion Managers Authority
---------------------------- -------------- --------- ---------- ------------------------- ---- ---------- -------- ---------
AU OPTRONICS CORP            SPONSORED ADR  002255107    1,227              71,400          SH    DEFINED      1       NONE
BRASIL TELECOM PARTICIPACOES SPON ADR PFD   105530109    1,473              22,500          SH    DEFINED      1       NONE
CNOOC LTD                    SPONSORED ADR  126132109    3,450              23,500          SH    DEFINED      1       NONE
COCA COLA FEMSA S A B DE C V SPON ADR REP L 191241108      591              10,500          SH    DEFINED      1       NONE
COMPANHIA ENERGETICA DE MINA SP ADR N-V PFD 204409601   43,090           2,388,582          SH    DEFINED      1       NONE
COMPANHIA VALE DO RIO DOCE   SPON ADR PFD   204412100   31,246           1,071,900          SH    DEFINED      1       NONE
COMPANHIA VALE DO RIO DOCE   SPONSORED ADR  204412209    1,507              43,500          SH    DEFINED      1       NONE
COMPANIA DE MINAS BUENAVENTU SPONSORED ADR  204448104      712              10,400          SH    DEFINED      1       NONE
GPO AEROPORTUARIO DEL PAC SA SPON ADR B     400506101      743              16,500          SH    DEFINED      1       NONE
GRUPO AEROPORTUARIO DEL SURE SPON ADR SER B 40051E202      781              13,700          SH    DEFINED      1       NONE
KT CORP                      SPONSORED ADR  48268K101    1,387              58,400          SH    DEFINED      1       NONE
MECHEL OAO                   SPONSORED ADR  583840103   18,696             164,300          SH    DEFINED      1       NONE
PETROCHINA CO LTD            SPONSORED ADR  71646E100    2,080              16,600          SH    DEFINED      1       NONE
PETROLEO BRASILEIRO SA PETRO SP ADR NON VTG 71654V101   56,158             663,100          SH    DEFINED      1       NONE
PETROLEO BRASILEIRO SA PETRO SPONSORED ADR  71654V408    1,256              12,300          SH    DEFINED      1       NONE
SOHU COM INC                 COM            83408W103    1,453              32,200          SH    DEFINED      1       NONE
TAM SA                       SP ADR REP PFD 87484D103      783              40,800          SH    DEFINED      1       NONE
TEVA PHARMACEUTICAL INDS LTD ADR            881624209    1,363              29,500          SH    DEFINED      1       NONE
TURKCELL ILETISIM HIZMETLERI SPON ADR NEW   900111204      522              25,000          SH    DEFINED      1       NONE
UNIBANCO-UNIAO DE BANCOS BRA GDR REP PFD UT 90458E107      665               5,700          SH    DEFINED      1       NONE